Notes Payable and Convertible Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Notes Payable and Convertible Debt [Line Items]
Notes Payable and Convertible Debt

6.      Notes Payable and Convertible Debt

Secured Convertible Note

In connection with the Lottery.com domain purchase, the Company issued a secured convertible promissory note (“Secured Convertible Note”) with a fair value of $935,000 that matured in March 2021. The Company used the fair value of the Secured Convertible Note to value the debt instrument issued. In March 2021, the Secured Convertible Note was fully converted into 465,170 shares of the Company’s common stock (see Note 7), which were issued as of September 30, 2021.

Series A Notes

From August to October 2017, the Company entered into seven Convertible Promissory Note Agreements with unaffiliated investors for an aggregate amount of $821,500. The notes bear interest at 10% per year, are unsecured, and were due and payable on June 30, 2019. The parties have verbally agreed to extend the maturity of the notes to December 31, 2021. As of September 30, 2021 and December 31, 2020, the balance amount due on these notes was $821,500. The Company cannot prepay the loan without consent from the noteholders. As of September 30, 2021, there have been no Qualified Financing events that trigger conversion.

Series B Notes

From November 2018 to December 2020, the Company entered into multiple Convertible Promissory Note agreements with unaffiliated investors for an aggregate amount of $8,592,828. The notes bear interest at 8% per year, are unsecured, and were due and payable on dates ranging from December 2020 to December 2021. For those notes maturing on or before December 31, 2020, the parties entered into amendments in February 2021 to extend the maturity of the notes to December 21, 2021. The Company cannot prepay the loan without consent from the noteholders. As of September 30, 2021, there have been no Qualified Financing events that trigger conversion.

During the three months ended March 31, 2021, the Company entered into multiple Convertible Promissory Note agreements with unaffiliated investors for an aggregate amount of $36,598,733. The notes bear interest at 8% per year, are unsecured, and are due and payable on dates ranging from December 2021 to December 2022. The Company cannot prepay the loan without consent from the noteholders. As of September 30, 2021, the Series B Convertible Notes had a balance of $48,032,280. During the three months ended September 30, 2021, the company issued additional Series B convertible notes for the aggregate amount of $2,992,500.

During the three months ended September 30, 2021, the Company entered into amendments with six of the Series B promissory noteholders to increase the principal value of the notes. The additional principal associated with the amendments totaled $527,500. The amendments were accounted for as a debt extinguishment, whereby the old debt was derecognized and the new debt was recorded at fair value. The Company recorded loss on extinguishment of $71,812 as a result of the amendment which is mapped in “Other expenses” on the consolidated statements of operations.

As of September 30, 2021 and December 31, 2020, the outstanding balances of the Series A and B notes was as follows;

	As of September 30, 2021	As of December 31, 2020

Total face value of series A convertible notes payable	$821,500	$821,500
Total face value of series B convertible notes payable	47,982,280	8,607,802
Total face value of secured convertible prommisory note	—	935,000
Total face value of convertible notes payable	48,803,780	10,364,302
Less: unamortized beneficial conversion feature	(7,020,725)	(1,240,716)
Less: unamortized debt discount	(1,301,674)	(230,921)
Total convertible notes payable, net	40,481,381	8,892,665
Less: current portion of convertible notes payable	(8,912,163)	(8,882,665)
Convertible notes payable, net of current portion	$31,569,218	$10,000

Maturities of the Series A and B notes are as follows:

	Series A Amount	Series B Amount	Total Amount
Years ending December 31,
2021 (three months remaining)	821,500	9,198,547	10,020,047
2022	—	38,783,733	38,783,733
	$821,500	$47,982,280	$48,803,780

PPP Loan

On May 1, 2020, the Company entered into a Promissory Note with Cross River Bank, which provides for a loan in the aggregate amount of $493,225, pursuant to the Paycheck Protection Program, (“PPP”). The PPP, established under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) enacted on March 27, 2020, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualified Expenses”), and maintains its payroll levels. On August 24, 2021, the PPP loan and accrued interest was forgiven by the U.S. Small Business Administration (“SBA”) in full. The Company recorded the full amount related to the forgiveness of the PPP loan as a gain on extinguishment of debt during our third quarter of fiscal year 2021.

Short term loans

On June 29, 2020, the Company entered into a Promissory Note with the U.S. Small Business Administration (“SBA”) for $150,000. The loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments are deferred for twelve months after the date of disbursement. The loan may be prepaid at any time prior to maturity with no prepayment penalties. The Promissory Note contains events of default and other provisions customary for a loan of this type. As of September 30, 2021 and December 31, 2020, the balance of the loan was $150,000.

In August 2020, the Company entered into three separate note payable agreements with three individuals for an aggregate amount of $37,199. The notes bear interest at a variable rate, are unsecured, and the parties have verbally agreed the notes will be due upon a qualifying financing event. As of September 30, 2021 and December 31, 2020, the balance of the loans totaled $2,976 and $17,700, respectively.

Notes payable

On August 28, 2018. in connection with the purchase of the entire membership interest of TinBu, the Company entered into several notes payable for $12,674,635 with the sellers of the TinBu and a broker involved in the transaction. The notes have an interest rate of 0%, and they mature on January 25, 2022. As of September 30, 2021 and December 31, 2020, the balance of the notes was $5,496,393 and $11,067,643, respectively.

6.      Notes Payable and Convertible Debt

Secured Convertible Note

As part of the Lottery.com domain purchase, the Company issued a secured convertible promissory note with the fair value of $935,000, zero percent interest and matures March 2021. The note has an automatic conversion at the time of maturity or if 50% of the note is prepaid in cash. The prepayment feature is only at the determination of the Company and not of the holder. The full value of the note is convertible into 465,170 shares of the Company’s common stock.

If the Company consummates a change of control while the Note remains outstanding, the Company is obligated to convert the note into the shares of common stock. A change of control is defined as (i) a consolidation or merger; (ii) any transaction or series of related transaction in which the Company transfers more than 50% of the Company’s voting power; or (iii) the sale or transfer of substantially all the Company’s assets, or exclusive license of all material intellectual property.

Series A Notes

From August to October 2017, the Company entered into seven Convertible Promissory Note Agreements with unaffiliated investors for an aggregate amount of $821,500. The notes bear interest at 10% per year, are unsecured, and were due and payable on June 30, 2019. The parties have verbally agreed to extend the maturity of the notes pending qualified financing. As of December 31, 2020 and 2019 the balance of these notes was $821,500. The Company cannot prepay the loan without consent from the noteholders.

The notes contain a mandatory conversion provision should the Company experience a qualified financing event. Per the terms of the notes, a qualified financing event is considered to take place if the Company issues and sells shares of its equity securities to investors on or before the Maturity Date in an equity financing with total proceeds of more than $20 million, excluding the conversion of the Series A Notes or other convertible securities issued for capital raising purposes. In this event, the notes’ conversion price will be equal to the lesser of (i) the price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by a discount factor of 0.8 — 0.95, depending on the date of closing of the qualified financing; or (ii) the quotient resulting from dividing $500 million by the number of outstanding shares of common stock of the Company immediately prior to the Qualified Financing. The terms of the note do not allow voluntary conversion by the noteholders. As of December 31, 2020 there have been no Qualified Financing events.

If the Company consummates a change of control while the Note remains outstanding, the Company is obligated to repay principal and interest outstanding to the Holder in cash. A change of control is defined as (i) a consolidation or merger; (ii) any transaction or series of related transaction in which the Company transfers more than 50% of the Company’s voting power; or (iii) the sale or transfer of substantially all the Company’s assets, or exclusive license of all material intellectual property.

In accounting for the beneficial conversion feature, the Company allocated the proceeds of the note between the note and equity based on the value of the beneficial conversion feature. The proceeds allocable to the beneficial conversion feature were recognized as additional paid in capital and a corresponding debt discount.

In 2017, the Company issued Series A convertible promissory notes with varying face values that aggregate a total of $821,500. All of the convertible notes were issued with an interest rate of 10% and maturity date of June 30, 2021. As of December 31, 2020 and 2019 the outstanding balances of the Series A notes was $821,500.

Series B Notes

From November 2018 to December 2020, the Company entered into multiple Convertible Promissory Note Agreements with unaffiliated investors for an aggregate amount of $8,592,828. The notes bear interest at 8% per year, are unsecured, and were due and payable on dates ranging from December 2020 to December 2021. For any convertible promissory notes that had an original maturity on or before December 31, 2020, the parties executed an amendment in February 2021 that updated the maturity date to December 21, 2021. Included in the amendment, was the additional automatic conversion to equity upon completion of the business combination with Trident Acquisition Corp. As of December 31, 2020 and 2019 the balance of these notes was $8,592,828. The Company cannot prepay the loan without consent from the noteholders.

The notes contain a mandatory conversion provision should the Company experience a qualified financing event. Per the terms of the notes, a qualified financing event is considered to take place if the Company issues and sells shares of its equity securities to investors on or before the Maturity Date in an equity financing with total proceeds of more than $20 million, excluding the conversion of the Series A Notes or other convertible securities issued for capital raising purposes. In this event, the notes’ conversion price will be equal to the lesser of (i) the price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by a discount factor of 0.75, depending on the date of closing of the qualified financing; or (ii) the quotient resulting from dividing $150 million by the number of outstanding shares of common stock of the Company immediately prior to the Qualified Financing. The terms of the note do not allow voluntary conversion by the noteholders. As of December 31, 2020 there have been no Qualified Financing events.

If the Company consummates a change of control while the Note remains outstanding, the Company is obligated to repay principal and interest outstanding to the Holder in cash. A change of control is defined as (i) a consolidation or merger; (ii) any transaction or series of related transaction in which the Company transfers more than 50% of the Company’s voting power; or (iii) the sale or transfer of substantially all the Company’s assets, or exclusive license of all material intellectual property.

In accounting for the beneficial conversion feature, the Company allocated the proceeds of the note between the note and equity based on the value of the beneficial conversion feature. The proceeds allocable to the beneficial conversion feature were recognized as additional paid in capital and a corresponding debt discount.

As of December 31, 2018, the Company had issued a Series B convertible promissory note with a face value of $100,000. For the years ended December 31, 2020 and 2019, respectively the Company issued additional Series B convertible promissory notes with the accumulative face value of $5,621,363 and $2,886,439, respectively. All of the convertible notes were issued with an interest rate of 8% and maturity date of December 31, 2021 with the exception of one note for $10,000 has a maturity of December 31, 2022.

As of December 31, 2020 and 2019, the outstanding balances of the Series A and B notes was as follows;

	As of December 31,
	2020	2019
Total face value of series A convertible notes payable	$821,500	$821,500
Total face value of series B convertible notes payable	8,607,802	2,986,439
Total face value of secured convertible promissory note	935,000	935,000
Total face value of convertible notes payable	10,364,302	4,742,939
Less: unamortized beneficial conversion feature	(1,240,716)	(494,892)
Less: unamortized debt discount	(230,921)	(149,051)
Total convertible notes payable, net	8,892,665	4,098,996
Less: current portion of convertible notes payable	(8,882,665)	—
Convertible notes payable, net of current portion	$10,000	$4,098,996

Maturities of the Series A and B notes are as follows:

	Series A Amount	Series B Amount	Secured Amount	Total Amount
Years ending December 31,
2021	821,500	8,597,802	935,000	10,354,302
2022	—	10,000	—	10,000
	$821,500	$8,607,802	$935,000	$10,364,302

PPP Loan

On May 1, 2020, the Company entered into a Promissory Note with Cross River Bank, which provided for a loan in the aggregate amount of $493,225, pursuant to the Paycheck Protection Program, (“PPP”). The PPP, established under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) enacted on March 27, 2020, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualified Expenses”), and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.

The Company used the proceeds for purposes consistent with the PPP and believes that its use of the loan proceeds met the conditions for forgiveness of the PPP loan. The Company accounted for the PPP Loan as a loan under ASC 470 Debt.

Short term loans

On June 29, 2020, the Company entered into a Promissory Note with the U.S. Small Business Administration (“SBA”) for $150,000. The loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments are deferred for twelve months after the date of disbursement. The loan may be prepaid at any time prior to maturity with no prepayment penalties. The Promissory Note contains events of default and other provisions customary for a loan of this type. As of December 31, 2020 the balance of the loan was $150,000. There was no outstanding balance as of December 31, 2019.

In August 2020, the Company entered into three separate note payable agreements with three individuals for an aggregate amount of $37,199. The notes bear interest at a variable rate, are unsecured, and the parties have verbally agreed the notes will be due upon a qualifying financing event. As of December 31, 2020 the balance of the loans totaled $17,700. There was no outstanding balance as of December 31, 2019.

Notes payable

On August 28, 2018. in connection with the purchase of the entire membership interest of TinBu, the Company entered into several notes payable for $12,674,635 with the sellers of the TinBu and a broker involved in the transaction. The notes have an interest rate of 0% which mature on January 25, 2022. As of December 31, 2020 and 2019, the balance due on the note was $11,067,643 and $11,943,767, respectively.